Commercial Mortgage Loans - Commercial Mortgage Loan Portfolio, Excluding Fair Value (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 2,714,734	$ 2,762,963
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 2,722,863	$ 2,771,299
Commercial Mortgage Receivable, Held-For-Investment | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%	100.00%
Commercial Mortgage Receivable, Held-For-Investment | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 1,202,694	$ 1,491,971
Commercial Mortgage Receivable, Held-For-Investment | Multifamily | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	51.40%	44.20%	53.90%
Commercial Mortgage Receivable, Held-For-Investment | Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 517,464	$ 414,772
Commercial Mortgage Receivable, Held-For-Investment | Office | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	16.80%	19.00%	15.00%
Commercial Mortgage Receivable, Held-For-Investment | Hospitality
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 403,908	$ 446,562
Commercial Mortgage Receivable, Held-For-Investment | Hospitality | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	15.10%	14.80%	16.10%
Commercial Mortgage Receivable, Held-For-Investment | Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 243,404	$ 118,743
Commercial Mortgage Receivable, Held-For-Investment | Industrial | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	5.10%	8.90%	4.30%
Commercial Mortgage Receivable, Held-For-Investment | Mixed Use
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 102,756	$ 58,808
Commercial Mortgage Receivable, Held-For-Investment | Mixed Use | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	4.20%	3.80%	2.10%
Commercial Mortgage Receivable, Held-For-Investment | Self Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 86,424	$ 67,767
Commercial Mortgage Receivable, Held-For-Investment | Self Storage | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	2.60%	3.20%	2.40%
Commercial Mortgage Receivable, Held-For-Investment | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 78,550	$ 111,620
Commercial Mortgage Receivable, Held-For-Investment | Retail | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	2.40%	2.90%	4.00%
Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 71,263	$ 44,656
Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	1.90%	2.60%	1.60%
Commercial Mortgage Receivable, Held-For-Investment | Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 16,400	$ 16,400
Commercial Mortgage Receivable, Held-For-Investment | Land | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	0.50%	0.60%	0.60%